RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－16 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the years ended June 30, 2023, 2024 and 2025, our Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Years ended June 30,
Nature of transactions	2023	2024	2025
	S$	S$	S$
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (trade)	37,302	-	18,494
Amount due from you (non-trade)	3,402	-	-
Amount due to you (non-trade)	24,744	40,602	8,491
Sales during the year	532,704	209,202	204,297
Expenses charged to you	2,952	-	-
Rental income charged to you	4,950	900	-
Direct cost charged by you	42,124	102,866	165,140
Expenses charged by you	99,518	12,747	-
Deposit received from you	3,600	3,600	-
Advance paid from you (trade)	-	15,565	-

LRS-Premium Pte. Ltd. (2)
Amount due from you (non-trade)	272,096	-	-
Amount due to you (non-trade)	100,915	813,724	31,062
Prepayment to you	569,252	-	-
Deposit paid	878,000	778,000	-
Rental charged by you	622,915	1,149,996	958,330
Expense charged by you	205,984	456,477	456,711

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	7,003	31,975	4,878
Amount due from you (non-trade)	11,664	-	-
Amount due to you (non-trade)	90	-	-
Sales during the year	6,484	56,521	54,437
Rental charged to you	10,800	1,350	-
Expense charged by you	90	-	9,682

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	5,181	39,502	4,822
Amount due to you (non-trade)	65	-	-
Sales during the year	106,037	205,586	116,406
Expenses charged to you	47	2,100	-
Expense charged by you	385	-	257
Rental income charged to you	-	61,580	278,256

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao

(2)	60% shares held by Mr Gao

(3)	100% shares held by Mr Gao

(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying financial statements, our Company has no other significant or material related party transactions during the years presented.